Summary of Net Realized Investment Gains And Losses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 30, 2014	Dec. 31, 2013
Net Realized Investment Gains and Losses
Non-credit losses included in other comprehensive income	$ 2	$ 1	$ 6